Refund liabilities	6 Months Ended
Jun. 30, 2023
Refund Liabilities [Abstract]
Refund liabilities
5.13 Refund liabilities
A refund liability has to be recognized when the customer already provided a consideration which is expected to be refunded partially or totally. It is measured at the amount the Company has an obligation to repay or amounts which did not meet the criteria for revenue recognition in the past, but there are no remaining goods and services to be provided in future. Development of refund liabilities:

in € thousand	June 30, 2023	December 31, 2022
BALANCE AS AT JANUARY 1	143,085	254,582
Additions	612	52,012
Payments	(54,755)	(2,626)
Other releases	—	(879)
Revenue recognition	(78)	(169,242)
Interest expense capitalized	3,134	9,597
Exchange rate difference	(3,770)	(357)
BALANCE AS AT CLOSING DATE	88,229	143,085
Less non-current portion	(6,211)	(6,635)
CURRENT PORTION	82,017	136,450
As at June 30, 2023, from the total of €88.2 million, an amount of €80.9 million is connected to the Collaboration and License Agreement with Pfizer whereas €6.5 million relates to the expected payment to GlaxoSmithKline (GSK) related to the termination of the strategic alliance agreements (SAA) in 2019. The payments in the six months ended June 30, 2023 relate largely to scheduled payments in connection with the above-mentioned Pfizer agreement.
As at December 31, 2022, €135.5 million (of which €135.5 million is current) stems from the collaboration with Pfizer and €6.6 million (of which €6.6 million is non-current) related to the expected payment to GSK from the termination of the SAA in 2019. Revenue recognized in 2022 related primarily to the de-recognition of the previously included royalty obligation towards the UK Authority in the amount of €89.2 million and the de-recognition of the previously included CAPEX obligation towards the UK Authority in the amount of €80.0 million. Additions included the milestone of $25 million (€24.5 million) related to the Collaboration and License Agreement with Pfizer as well as other payments received where Valneva has a repayment obligation.